Fair values of financial instruments not carried at fair value - Carrying amount and fair value of loans and advances to customers by industry sector (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets	962,964	861,504
Loans and advances to customers | – personal
Disclosure of fair value measurement of assets [line items]
Financial assets	374,762	337,826
Loans and advances to customers | – corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	516,754	460,209
Loans and advances to customers | – financial
Disclosure of fair value measurement of assets [line items]
Financial assets	71,448	63,469
Loans and advances to customers | Not Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	953,003	849,041
Loans and advances to customers | Not Impaired | – personal
Disclosure of fair value measurement of assets [line items]
Financial assets	370,842	332,574
Loans and advances to customers | Not Impaired | – corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	510,784	453,151
Loans and advances to customers | Not Impaired | – financial
Disclosure of fair value measurement of assets [line items]
Financial assets	71,377	63,316
Loans and advances to customers | Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	9,961	12,463
Loans and advances to customers | Impaired | – personal
Disclosure of fair value measurement of assets [line items]
Financial assets	3,920	5,252
Loans and advances to customers | Impaired | – corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	5,970	7,058
Loans and advances to customers | Impaired | – financial
Disclosure of fair value measurement of assets [line items]
Financial assets	71	153
Fair value | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets	964,205	861,564
Fair value | Loans and advances to customers | – personal
Disclosure of fair value measurement of assets [line items]
Financial assets	374,388	334,764
Fair value | Loans and advances to customers | – corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	518,366	463,209
Fair value | Loans and advances to customers | – financial
Disclosure of fair value measurement of assets [line items]
Financial assets	71,451	63,591
Fair value | Loans and advances to customers | Not Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	955,079	850,394
Fair value | Loans and advances to customers | Not Impaired | – personal
Disclosure of fair value measurement of assets [line items]
Financial assets	371,131	330,167
Fair value | Loans and advances to customers | Not Impaired | – corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	512,597	456,816
Fair value | Loans and advances to customers | Not Impaired | – financial
Disclosure of fair value measurement of assets [line items]
Financial assets	71,351	63,411
Fair value | Loans and advances to customers | Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	9,126	11,170
Fair value | Loans and advances to customers | Impaired | – personal
Disclosure of fair value measurement of assets [line items]
Financial assets	3,257	4,597
Fair value | Loans and advances to customers | Impaired | – corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	5,769	6,393
Fair value | Loans and advances to customers | Impaired | – financial
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 100	$ 180